SCHEDULE OF UNDISCOUNTED FUTURE MINIMUM LEASE PAYMENT (Details) - Maius Pharmaceutical Co. Ltd [Member]	Sep. 30, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
Within 1 year	$ 41,801
2026	26,601
Less: interest	2,019
Present value of lease liabilities	$ 66,383